Variable Interest Entities (Tables)	6 Months Ended
Sep. 30, 2022
Variable Interest Entity, Primary Beneficiary
Information about Variable Interest Entities (Consolidated and Non-consolidated)
1.	Consolidated VIEs
March 31, 2022

	Millions of yen
Types of VIEs	Total assets *1	Total liabilities *1	Assets which are pledged as collateral *2	Commitments *3
(a) VIEs for liquidating customer assets	¥0	¥0	¥0	¥0
(b) VIEs for acquisition of real estate and real estate development projects for customers	1,988	0	0	0
(c) VIEs for acquisition of real estate for the Company and its subsidiaries’ real estate-related business	60,762	12,576	16,241	0
(d) VIEs for corporate rehabilitation support business	214	5	0	0
(e) VIEs for investment in securities	132,805	302	0	45,241
(f) VIEs for securitizing financial assets such as finance lease receivable and loan receivable	223,807	160,434	223,807	0
(g) VIEs for securitization of loan receivable originated by third parties	542	1,093	542	0
(h) VIEs for power generation projects	278,660	219,476	260,551	42,742
(i) Other VIEs	199,186	89,672	174,807	0

Total	¥897,964	¥483,558	¥675,948	¥87,983

September 30, 2022

	Millions of yen
Types of VIEs	Total assets *1	Total liabilities *1	Assets which are pledged as collateral *2	Commitments *3
(a) VIEs for liquidating customer assets	¥0	¥0	¥0	¥0
(b) VIEs for acquisition of real estate and real estate development projects for customers	2,111	0	0	0
(c) VIEs for acquisition of real estate for the Company and its subsidiaries’ real estate-related business	56,134	13,048	16,141	0
(d) VIEs for corporate rehabilitation support business	655	4	0	0
(e) VIEs for investment in securities	163,792	399	0	70,125
(f) VIEs for securitizing financial assets such as finance lease receivable and loan receivable	247,605	173,607	247,605	0
(g) VIEs for securitization of loan receivable originated by third parties	636	1,285	636	0
(h) VIEs for power generation projects	283,670	175,596	197,180	38,078
(i) Other VIEs	179,254	71,805	145,196	0

Total	¥933,857	¥435,744	¥606,758	¥108,203

*1	The assets of most VIEs are used only to repay the liabilities of the VIEs, and the creditors of the liabilities of most VIEs have no recourse to other assets of the Company and its subsidiaries.
*2	The assets are pledged as collateral by VIE for financing of the VIE.
*3	This item represents remaining balance of commitments that could require the Company and its subsidiaries to provide investments or loans to the VIE.

Variable Interest Entity, Not Primary Beneficiary
Information about Variable Interest Entities (Consolidated and Non-consolidated)
2.	Non-consolidated VIEs
March 31, 2022

	Millions of yen
		Carrying amount of the variable interests in the VIEs held by the Company and its subsidiaries		Maximum exposure to loss *
Types of VIEs	Total assets	Non-recourse loans	Investments
(a) VIEs for liquidating customer assets	¥13,391	¥405	¥991	¥1,396
(b) VIEs for acquisition of real estate and real estate development projects for customers	546,953	8,134	9,119	18,735
(c) VIEs for acquisition of real estate for the Company and its subsidiaries’ real estate-related business	0	0	0	0
(d) VIEs for corporate rehabilitation support business	0	0	0	0
(e) VIEs for investment in securities	6,901,686	0	79,050	123,674
(f) VIEs for securitizing financial assets such as finance lease receivable and loan receivable	154	0	2	2
(g) VIEs for securitization of loan receivable originated by third parties	1,231,246	0	15,254	15,254
(h) VIEs for power generation projects	9,103	0	402	402
(i) Other VIEs	914,801	3,140	15,098	32,123

Total	¥9,617,334	¥11,679	¥119,916	¥191,586

September 30, 2022

	Millions of yen
		Carrying amount of the variable interests in the VIEs held by the Company and its subsidiaries		Maximum exposure to loss *
Types of VIEs	Total assets	Non-recourse loans	Investments
(a) VIEs for liquidating customer assets	¥109,573	¥101	¥991	¥1,092
(b) VIEs for acquisition of real estate and real estate development projects for customers	639,689	8,203	9,385	19,070
(c) VIEs for acquisition of real estate for the Company and its subsidiaries’ real estate-related business	0	0	0	0
(d) VIEs for corporate rehabilitation support business	0	0	0	0
(e) VIEs for investment in securities	8,995,923	0	95,395	161,752
(f) VIEs for securitizing financial assets such as finance lease receivable and loan receivable	0	0	0	0
(g) VIEs for securitization of loan receivable originated by third parties	1,058,236	0	13,870	13,870
(h) VIEs for power generation projects	9,091	0	575	4,905
(i) Other VIEs	1,473,488	5,070	25,795	43,652

Total	¥12,286,000	¥13,374	¥146,011	¥244,341

*	Maximum exposure to loss includes remaining balance of commitments that could require the Company and its subsidiaries to provide investments or loans to the VIE.